REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 07, 2014	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Temporary Equity [Line Items]
Convertible preferred stock, conversion price	$ 0.25
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001
Preferred stock dividends
Series B 10% Cumulative Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, conversion price						$ 0.035
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001
Preferred stock, dividend rate				10.00%
Issuance of shares of stock as a dividend						7,461.55	6,780.79
Fair value of stock dividend						2,378,919	2,493,930
Preferred stock, cash dividend threshold, percentage of aggregate share ownership					25.00%
Series B 10% Cumulative Convertible Preferred Stock [Member] | Event of Default [Member]
Temporary Equity [Line Items]
Preferred stock, dividend rate						10.00%
Threshold amount of judgement loss that triggers default status						$ 100,000